Securities Available for Sale	12 Months Ended
Sep. 30, 2012
Securities Available for Sale

Note 4: Securities Available for Sale

Securities available for sale are summarized as follows, credit ratings are current as of September 30, 2012:

	September 30, 2012
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$11,555,068	$25,004	$(1,571)	$11,578,501
U.S. government sponsored entities	16,519,624	107,431	—	16,627,055
Mortgage-backed securities:
FNMA certificates	84,836,714	1,748,088	—	86,584,802
GNMA certificates	4,568,181	377,231	—	4,945,412
FHLMC certificates	45,178,602	1,065,844	—	46,244,446
Collateralized mortgage obligations:
FNMA	7,712,770	314,386	—	8,027,156
GNMA	499,503	3,960	(152)	503,311
FHLMC	533,379	46,710	—	580,089
Private-label mortgage securities:
Investment grade	2,480,412	32,214	(155,882)	2,356,744
Split Rating [1]	6,922,884	—	(676,581)	6,246,303
Non investment grade	8,264,044	—	(2,578,530)	5,685,514

Total	$189,071,181	$3,720,867	$(3,412,716)	$189,379,333

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$10,618,273	$21,404	$(13,452)	$10,626,225
U.S. government sponsored entities	17,414,309	95,567	—	17,509,876
Mortgage-backed securities:
FNMA certificates	62,750,950	856,995	—	63,607,945
GNMA certificates	5,841,685	246,044	—	6,087,729
FHLMC certificates	20,634,103	657,084	—	21,291,187
Collateralized mortgage obligations:
FNMA	16,682,474	451,103	—	17,133,577
GNMA	3,648,357	29,348	(1,130)	3,676,575
FHLMC	870,973	72,653	—	943,626
Private-label mortgage securities:
Investment grade	3,212,607	35,163	(424,674)	2,823,096
Split Rating [1]	9,041,253	6,335	(995,327)	8,052,261
Non investment grade	11,008,649	—	(4,024,172)	6,984,477

Total	$161,723,633	$2,471,696	$(5,458,755)	$158,736,574

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Proceeds from called or matured securities available for sale during the years ended September 30, 2012, 2011 and 2010 were $6,789,350, $3,574,950, and $3,568,829, respectively. Proceeds from sales of securities available for sale during years ended September 30, 2012, 2011, and 2010 were $41,638,363, $41,338,234, and $54,299,637, respectively. Gross realized gains on the sale of these securities were $950,511, $774,277, and $1,108,584, for the years ended September 30, 2012, 2011 and 2010, respectively and gross realized losses were $10,745, $0, and $209,669, for the years ended September 30, 2012, 2011, and 2010, respectively.

The amortized cost and estimated fair value of investment securities available for sale as of September 30, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized cost	Estimated fair value
Less than 1 year	$1,619,783	$1,627,437
1-5 years	17,977,502	18,081,140
Greater than 5 years	8,477,407	8,496,978
Mortgage-backed securities	160,996,489	161,173,778

	$189,071,181	$189,379,333

The Company’s investment in FHLB stock was $5,318,200 and $10,590,900 September 30, 2012 and 2011, respectively. The investment in FHLB stock is carried at cost because it is considered a restricted stock investment with no readily determinable market value. As of September 30, 2012, the investment in FHLB stock represented approximately 0.515 percent of total assets and the amortized cost and fair value of this investment are equal. In determining the carrying amount of the FHLB stock, the Company evaluated the ultimate recoverability of the par value. The Company has reviewed the assessments by rating agencies, which have concluded that debt ratings are likely to remain unchanged and the FHLB has the ability to absorb economic losses, given the expectation that the various FHLB Banks have a very high degree of government support.

Furthermore, the Company currently has sufficient liquidity or has access to other sources of liquidity to meet all operational needs in the foreseeable future, and would not have the need to dispose of this stock below the recorded amount. For the reasons above, the Company concluded that the investment in FHLB stock is not other than temporarily impaired as of September 30, 2012 and ultimate recoverability of the par value of this investment is probable.

Securities available for sale with an aggregate carrying amount of $127,617,291 and $56,190,496 at September 30, 2012 and 2011, respectively, were pledged to secure FHLB advances.

There were no securities available for sale in a continuous unrealized loss position for less than 12 months at September 30, 2012. Securities available for sale in a continuous unrealized loss position for less than 12 months at September 30, 2011 are as follows:

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$1,339,585	$(13,452)	$1,326,133
Collateralized mortgage obligations:
Private-label mortgage securities	1,782,525	(110,599)	1,671,926

	$3,122,110	$(124,051)	$2,998,059

Securities available for sale that have been in a continuous unrealized loss position for greater than 12 months at September 30, 2012 and 2011 are as follows:

	September 30, 2012
	Amortized cost	Gross unrealized losses	Estimated fair value
Other investment securities:
Tax-free municipals	$262,550	(1,571)	260,979
Collateralized mortgage obligations:
GNMA	133,587	(152)	133,435
Private-label mortgage securities	16,485,944	(3,410,993)	13,074,951

	$16,882,081	$(3,412,716)	$13,469,365

	September 30, 2011
	Amortized cost	Gross unrealized losses	Estimated fair value
Collateralized mortgage obligations:
GNMA	$346,140	$(1,130)	$345,010
Private-label mortgage securities	18,833,695	(5,333,574)	13,500,121

	$19,179,835	$(5,334,704)	$13,845,131

At September 30, 2012, the Company had approximately $3.4 million of gross unrealized losses on non-GSE collateralized mortgage obligations with aggregate amortized cost of approximately $16.5 million. During the year ended September 30, 2012 the Company recorded approximately $273,000 in other than temporary impairment on one security with this security being written off during the quarter ending March 31, 2012 bringing the cumulative other than temporary impairment to $380,000 at September 30, 2012. Other than previously stated, the Company is projecting that it will receive all contractual cash flows so there is no break in yield or additional other than temporary impairment. The remaining decline in fair value of the mortgage securities resulted from illiquidity and other concerns in the market place. The increase in the fair value of the remaining mortgage securities primarily resulted from increased liquidity and an overall improvement in the market for these securities.

Regularly, the Company performs an assessment to determine whether there have been any events or economic circumstances to indicate that a security on which there is an unrealized loss is impaired other-than-temporarily. The assessment considers many factors including the severity and duration of the impairment, the Company’s intent and ability to hold the security for a period of time sufficient for recovery in value, recent events specific to the industry, and current characteristics of each security such as delinquency and foreclosure levels, credit enhancements, and projected losses and loss coverage ratios. It is possible that the underlying collateral of these securities will perform worse than current expectations, which may lead to adverse changes in cash flows on these securities and potential future other-than-temporary impairment losses. Events that may trigger material declines in fair values for these securities in the future include but are not limited to, deterioration of credit metrics, significantly higher levels of default and severity of loss on the underlying collateral, deteriorating credit enhancement and loss coverage ratios, or further illiquidity. All of these securities were evaluated for other-than-temporary impairment based on an analysis of the factors and characteristics of each security as previously enumerated. The Company considers these unrealized losses to be temporary impairment losses primarily because of continued sufficient levels of credit enhancements and credit coverage levels of less senior tranches to tranches held by the Company.

The following table summarizes the changes in the amount of credit losses on the Company’s investment securities recognized in earnings for the years ended September 30, 2012, 2011 and 2010:

	Years Ended September 30,
	2012	2011	2010

Beginning balance of credit losses previously recognized in earnings	$4,822,916	$2,526,674	$—
Amount related to credit losses for securities for which an other-than-temporary impairment was not previously recognized in earnings	—	—	2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was recognized in earnings	273,259	2,296,242	—
Reduction due to credit impaired securities sold or fully settled	(4,715,729)	—	—

Ending balance of cumulative credit losses recognized in earnings	$380,446	$4,822,916	$2,526,674

The following table shows issuer-specific information, including current par value, book value, fair value, credit rating and unrealized gain (loss) for the Company’s portfolio of private label mortgage obligations as of September 30, 2012.

Cusip	Description	Credit Rating [1]			Cumulative Net Impairment Losses Recognized in Earnings	Current Par Value	Amortized Cost	Market Value	Unrealized Gain (Loss)
		Moody	S&P	Fitch			(Dollars in thousands)
Investment Grade
36228FQF6	GSR 2003-4F 1A2	n/a	AAA/*-	AAA/*-	$—	$353	$353	$359	$6
55265KL80	MASTR 2003-8 4A1	n/a	AAA/*-	AAA	—	835	829	854	25
86359BVF5	SARM 2004-6 3A3	n/a	A+	n/a	—	1,299	1,299	1,143	(156)

	Total				$—	$2,487	$2,481	$2,356	$(125)

Split Rating
17307GDL9	CMLTI 2004-HYB1 A31	B1	n/a	AA/*-	$—	$1,449	$1,449	$1,446	$(3)
576433QD1	MARM 2004-7 5A1	Ba3	BBB-/*	n/a	—	5,474	5,474	4,802	(672)

	Total				$—	$6,923	$6,923	$6,248	$(675)

Non Investment Grade
576433UQ7	MARM 2004-13 B1	NR	B-/*	n/a	$380	$5,954	$5,574	$3,273	$(2,301)
576433VN3	MARM 2004-15 4A1	B3	n/a	B	—	2,690	2,690	2,412	(278)

	Total				$380	$8,644	$8,264	$5,685	$(2,579)

	Grand Total				$380	$18,054	$17,668	$14,289	$(3,379)

[1]	Credit ratings are current as of September 30, 2012.

During the year ended September 30, 2012, three of the Bank’s private-label mortgage securities experienced a rating downgrade while one experienced a rating upgrade. The MARM 2004-15 4A1 was downgraded by Moody’s from Ba3 to B3. The downgraded instrument has a book value of $2.7 million. This instrument continues to maintain a favorable credit support level and Bloomberg coverage ratio. The credit support and Bloomberg coverage ratio for the MARM 2004-15 4A1 was reported at 13.41 and 3.16, respectively, at September 30, 2012. The Bank is projecting no break in yield or other than temporary impairment on this instrument.

The MARM 2004-7 5A1 was downgraded by S&P subsequent to September 30, 2012 from BBB- to BB. This compares to AAA for the year ended September 30, 2011. This split rated bond maintains a book value of $5.5 million. It also maintains a 11.95 credit support, a Bloomberg coverage ratio of 3.16 and shows no losses under the Bloomberg credit model. This tranche has a total of 15 loans of which 13 or 85% are timely payers for the past 24 months. One loan is in foreclosure and the other is in bankruptcy. The HALTV on the foreclosure loan is 53% and the bankruptcy loan is reported at 45%. The housing price index adjusted weighted average loan-to-value ratio on the entire loan pool is 54% with the highest HALTV reported at 72%.

The SARM 2004-6 3A3 was downgraded by S&P from AAA to A+. The single rated instrument has a book value of $1.3 million. This tranche continues to maintain a favorable credit support level and Bloomberg coverage ratio. The credit support and Bloomberg coverage ratio for the SARM 2004-6 3A3 was reported at 13.36 and 6.11, respectively, at September 30, 2012. There is no loss projected by the Bloomberg Credit Model and the Bank is projecting no break in yield or other than temporary impairment on this instrument.

The CMLTI 2004-HYB1 A31 was upgraded by Moody’s from B3 to B1 during the year. This split rated bond maintains a book value of $1.4 million. The credit support on the CMLTI 2004-HYB1 A31 is 18.04 which is an increase from the original structure of 4.3. The Bloomberg coverage ratio was reported at 4.09 at September 30, 2012.

The investment in the MARM 2004-13 B1 security represents the largest unrealized loss position in the investment portfolio at $2.3 million. Based on assessments of expected cash flows, it has been concluded that no additional other than temporary impairment exists on this security at September 30, 2012. This bond has previously taken a total of $380,000 in OTTI. The favorable cash flow profile is attributable to a number of pertinent factors, including the relatively low levels of delinquency and the stable levels of default, foreclosure, and severities upon foreclosure. The security has a housing price index adjusted weighted average loan-to-value ratio of 55% on the underlying mortgages, average credit scores of 737 and its 2004 origination indicates its seasoning. Furthermore, 90% of the underlying mortgages have been timely payers for the past 24 months. The unrealized loss position is attributed to liquidity risk.